Noncontrolling Interests Subject to Put Provisions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 860,471		$ 860,471		$ 824,658
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			824,658
Dividends paid	263,244				317,903
Noncontrolling interest increase from sale of parent equity interest	(4,240)				325,036
Minority interest decrease from distributions to noncontrolling interest holders	(28,976)				(71,054)
Changes in fair value of noncontrolling interests	(36,478)				(89,767)
Net Income	309,633	$ 280,576	574,064	$ 527,926
Other comprehensive income loss net of tax	39,148	$ 45,585	(78,028)	$ 6,292
Noncontrolling interests subject to put provisions ending balance	860,471		860,471		824,658
Put provisions exercisable	140,879		$ 140,879
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Dividends paid	(87,515)				(142,696)
Noncontrolling interest increase from sale of parent equity interest	20,696				83,252
Minority interest decrease from distributions to noncontrolling interest holders	5,267				16,064
Changes in fair value of noncontrolling interests	36,478				89,767
Net Income	63,049				133,593
Other comprehensive income loss net of tax	$ (2,162)				$ (3,573)